FINANCIAL RISK MANAGEMENT, Financial Instrument Categories (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS [Abstract]
Total current assets	$ 385,591,265	$ 197,990,259
NON-CURRENT ASSETS [Abstract]
Total non-current assets	107,205,516	125,114,816
Total assets	492,796,781	323,105,075
CURRENT LIABILITIES [Abstract]
Total current liabilities	107,299,403	52,581,003
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	411,081,275	282,428,472
Total liabilities	518,380,678	335,009,475
Trade Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	41,723,198	32,775,452
Loans [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	60,567,191	12,206,959
Payroll and Social Security Taxes Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	4,934,640	6,706,238
Other Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	74,374	892,354
Loans [Member]
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	411,081,275	282,428,472
Financial Liabilities at Fair Value [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	0	0
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	0	0
Total liabilities	0	0
Financial Liabilities at Fair Value [Member] | Trade Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	0	0
Financial Liabilities at Fair Value [Member] | Loans [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	0	0
Financial Liabilities at Fair Value [Member] | Payroll and Social Security Taxes Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	0	0
Financial Liabilities at Fair Value [Member] | Other Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	0	0
Financial Liabilities at Fair Value [Member] | Loans [Member]
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	0	0
Financial Liabilities at Amortized Cost [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	107,299,403	52,581,003
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	411,081,275	282,428,472
Total liabilities	518,380,678	335,009,475
Financial Liabilities at Amortized Cost [Member] | Trade Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	41,723,198	32,775,452
Financial Liabilities at Amortized Cost [Member] | Loans [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	60,567,191	12,206,959
Financial Liabilities at Amortized Cost [Member] | Payroll and Social Security Taxes Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	4,934,640	6,706,238
Financial Liabilities at Amortized Cost [Member] | Other Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	74,374	892,354
Financial Liabilities at Amortized Cost [Member] | Loans [Member]
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	411,081,275	282,428,472
Trade Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	50,801,464	52,750,259
Other Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	5,325,726	13,576,805
NON-CURRENT ASSETS [Abstract]
Total non-current assets	14,486	46,397
Financial Assets at Amortized Cost [Member]
CURRENT ASSETS [Abstract]
Total current assets	105,327,557	4,478
NON-CURRENT ASSETS [Abstract]
Total non-current assets	107,191,030	125,068,419
Financial Assets at Fair Value Through Profit or Loss [Member]
CURRENT ASSETS [Abstract]
Total current assets	217,537,319	122,350,911
Cash and Cash Equivalents [Member]
CURRENT ASSETS [Abstract]
Total current assets	6,599,199	9,307,806
Financial Assets at Fair Value [Member]
CURRENT ASSETS [Abstract]
Total current assets	219,591,280	130,652,459
NON-CURRENT ASSETS [Abstract]
Total non-current assets	0	0
Total assets	219,591,280	130,652,459
Financial Assets at Fair Value [Member] | Trade Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	0	0
Financial Assets at Fair Value [Member] | Other Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	0	0
NON-CURRENT ASSETS [Abstract]
Total non-current assets	0	0
Financial Assets at Fair Value [Member] | Financial Assets at Amortized Cost [Member]
CURRENT ASSETS [Abstract]
Total current assets	0	0
NON-CURRENT ASSETS [Abstract]
Total non-current assets	0	0
Financial Assets at Fair Value [Member] | Financial Assets at Fair Value Through Profit or Loss [Member]
CURRENT ASSETS [Abstract]
Total current assets	217,537,319	122,350,911
Financial Assets at Fair Value [Member] | Cash and Cash Equivalents [Member]
CURRENT ASSETS [Abstract]
Total current assets	2,053,961	8,301,548
Financial Assets at Amortized Cost [Member]
CURRENT ASSETS [Abstract]
Total current assets	165,999,985	67,337,800
NON-CURRENT ASSETS [Abstract]
Total non-current assets	107,205,516	125,114,816
Total assets	273,205,501	192,452,616
Financial Assets at Amortized Cost [Member] | Trade Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	50,801,464	52,750,259
Financial Assets at Amortized Cost [Member] | Other Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	5,325,726	13,576,805
NON-CURRENT ASSETS [Abstract]
Total non-current assets	14,486	46,397
Financial Assets at Amortized Cost [Member] | Financial Assets at Amortized Cost [Member]
CURRENT ASSETS [Abstract]
Total current assets	105,327,557	4,478
NON-CURRENT ASSETS [Abstract]
Total non-current assets	107,191,030	125,068,419
Financial Assets at Amortized Cost [Member] | Financial Assets at Fair Value Through Profit or Loss [Member]
CURRENT ASSETS [Abstract]
Total current assets	0	0
Financial Assets at Amortized Cost [Member] | Cash and Cash Equivalents [Member]
CURRENT ASSETS [Abstract]
Total current assets	$ 4,545,238	$ 1,006,258